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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA        November 12, 2009
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)






Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:       51
                                        ------------------
Form 13F Information Table Value Total:      30,241
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
Column 1                   Column 2 Column 3  Column 4   Column 5           Column 6 Column 7 Column 8
      Name of Issuer       Title of   Cusip      Value    SHARES/ SH/PRNPUT/ INVSTMT   OTHER   VOTING   AUTH
                             Class              (X$1000)  PRN AMT       CALL DSCRETN MANAGERS   SOLE   SHAREDNONE
3M Company                 COM      88579Y101          29      400  SH        SOLE                  400
AT&T Inc.                  COM      00206R102           5      200  SH        SOLE                  200
ATP Oil & Gas              COM      00208J108       2,947   164745  SH        SOLE               164745
Abbott Laboratories        COM      002824100       3,590    72579  SH        SOLE                72579
Apple Computer Inc.        COM      037833100          80      432  SH        SOLE                  432
Atwood Oceanics            COM      050095108       2,546    72200  SH        SOLE                72200
BP PLC ADS                 COM      055622104         224     4211  SH        SOLE                 4211
Baxter International       COM      071813109           7      132  SH        SOLE                  132
Becton Dickinson           COM      075887109       1,308    18760  SH        SOLE                18760
Bristol-Myers Squibb       COM       110122108         72     3200  SH        SOLE                 3200
Burlington North SF        COM      12189T104           9      123  SH        SOLE                  123
Chevron Corp               COM       166764100      1,243    17662  SH        SOLE                17662
Cisco Systems Inc.         COM      17275R102          22      964  SH        SOLE                  964
Clorox Company             COM       189054109        129     2200  SH        SOLE                 2200
Coca-Cola Company          COM       191216100         78     1465  SH        SOLE                 1465
DuPont de Nemour           COM       263534109        148     4628  SH        SOLE                 4628
Eli Lilly                  COM       532457108        241     7320  SH        SOLE                 7320
Energizer Holdings I       COM      29266R108          13      200  SH        SOLE                  200
Exxon Mobil Corporati      COM      30231G102       1,085    15818  SH        SOLE                15818
FLIR Systems               COM       302445101      1,628    58225  SH        SOLE                58225
General Electric Co        COM       369604103        182    11101  SH        SOLE                11101
Genzyme Corp.              COM       372917104      2,823    49774  SH        SOLE                49774
Goldman Sachs Group Inc    COM      38141G104          30      164  SH        SOLE                  164
HCP Inc Com                COM      40414L109          22      780  SH        SOLE                  780
Hershey Foods Corp.        COM       427866108         38     1000  SH        SOLE                 1000
IBM Corp                   COM       459200101         62      522  SH        SOLE                  522
Intel Corporation          COM       458140100         18      964  SH        SOLE                  964
JPMorgan Chase & Co        COM      46625H100         109     2500  SH        SOLE                 2500
Johnson & Johnson          COM       478160104      1,080    17742  SH        SOLE                17742
Kimberly-Clark Corp.       COM       494368103        103     1750  SH        SOLE                 1750
Manulife Financial Co      COM      56501R106          33     1600  SH        SOLE                 1600
McDonalds Corporatio       COM       580135101          9      170  SH        SOLE                  170
Medtronic Inc.             COM       585055106         44     1200  SH        SOLE                 1200
Merck & Co. Inc.           COM       589331107        484    15318  SH        SOLE                15318
Microsoft Corporation      COM       594918104         38     1480  SH        SOLE                 1480
Noble Corp                 COM      h5833n103       1,535    40452  SH        SOLE                40452
Occidental Petroleum       COM       674599105         23      300  SH        SOLE                  300
Orchard Enterprises        COM      25388x205           3     2054  SH        SOLE                 2054
PT Ultrashort S&P 500      COM      74347R883       3,612    89430  SH        SOLE                89430
Parexel Intl Corp          COM       699462107      1,746   128525  SH        SOLE               128525
Pfizer Inc.                COM       717081103         10      620  SH        SOLE                  620
Procter & Gamble Co.       COM       742718109      1,905    32897  SH        SOLE                32897
Questar                    COM       748356102        314     8380  SH        SOLE                 8380
Schering-Plough Corp.      COM       806605101         39     1400  SH        SOLE                 1400
Stericycle Inc.            COM       858912108         12      264  SH        SOLE                  264
T Rowe Price Group Inc     COM      74144T108         243     5332  SH        SOLE                 5332
Target Corporation         COM      87612E106          23      500  SH        SOLE                  500
Unitedhealth Group, Inc.   COM      91324p102          42     1700  SH        SOLE                 1700
Vodafone Group PLC         COM      92857W209          63     2827  SH        SOLE                 2827
Wal-Mart Stores Inc.       COM       931142103         16      340  SH        SOLE                  340
Wyeth                      COM       983024100        152     3133  SH        SOLE                 3133
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